Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Oct. 31, 2020
Notes To Consolidated Statement Of Cash Flows [Abstract]
Notes to the Consolidated Statements of Cash Flows

20.	Notes to the Consolidated Statements of Cash Flows
Changes in liabilities arising from financing activities comprise the following:

	Restricted share units	Lease liabilities	Loans payable	Restoration provisions	Convertible debt	Conversion feature of convertible debt	Deferred government funding
Balance, October 31, 2017	—	—	—	—	—	—	—

Cash changes:
Proceeds from convertible debt					293,470	94,985
Proceeds from government grants							77,215

Total changes from financing cash flows	—	—	—	—	293,470	94,985	77,215

	Restricted share units	Lease liabilities	Loans payable	Restoration provisions	Convertible debt	Conversion feature of convertible debt	Deferred government funding
Non-cash changes:
Accrued interest and accretion					39,211
Amortization of government grants							(77,215)

Balance, October 31, 2018	—	—	—	—	332,681	94,985	—

Cash changes:
Proceeds from loans payable			86,572
Proceeds from government grants							1,697,794

Total changes from financing cash flows	—	—	86,572	—	—	—	1,697,794

Non-cash changes:
Accrued interest and accretion					60,337
Amortization of government grants							(850,568)
Foreign Exchange on Translation			809		(8,811)		9,874

Balance, October 31, 2019	—	—	87,381	—	384,207	94,985	1,067,318

Cash changes:
Repayments of lease liabilities		(387,508)
Proceeds from loans payable			2,153,110
Repayment of loans payable			(12,881)
Proceeds from government grants							1,182,599

Total changes from financing cash flows	—	(387,508)	2,140,229	—	—	—	1,182,599

Non-cash changes:
New leases		4,141,153
Grant of restricted share units	88,425
Fair value loss on restricted share units	84,454
Accrued interest and accretion					9,931
Foreign exchange gain on lease liabilities		(140,475)
New restoratiion provisions				321,400
Conversion of convertible debt					(397,424)	(94,985)
Amortization of government grants							(2,226,910)
Foreign Exchange on Translation	(1,030)		20,268		3,286		(23,007)

Balance, October 31, 2020	171,849	3,613,170	2,247,878	321,400	—	—	—